Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total cost		$ 10,414,480	$ 9,217,665
Less accumulated depreciation		(3,588,585)	(2,372,532)
Property and equipment, net	$ 7,135,441	6,825,895	6,845,132
Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost		6,291,019	5,507,377
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total cost		41,201	35,421
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost		2,329,725	1,922,332
Website [Member]
Property, Plant and Equipment [Line Items]
Total cost		111,002	111,002
Land [Member]
Property, Plant and Equipment [Line Items]
Total cost		242,333	242,333
Building [Member]
Property, Plant and Equipment [Line Items]
Total cost		$ 1,399,200	$ 1,399,200